Segments (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segments

	Central processing algorithm services	Intelligent chips and services	Total December 31, 2022
	RMB	RMB	RMB
Revenues	447,812,310	138,247,782	586,060,092
Cost of revenues	324,243,973	134,343,805	458,587,778
Gross profit	123,568,337	3,903,977	127,472,314
Depreciation and amortization	1,706,553	7,539,696	9,246,249
Total capital expenditures	1,082,391	-	1,082,391
	Central processing algorithm services	Intelligent chips and services	Total December 31, 2023
	RMB	RMB	RMB
Revenues	569,906,586	10,109,828	580,016,414
Cost of revenues	395,959,074	10,067,646	406,026,720
Gross profit	173,947,512	42,182	173,989,694
Depreciation and amortization	6,774,207	406,754	7,180,961
Total capital expenditures	72,139	-	72,139

	Central processing algorithm services	Total December 31, 2024
	RMB	RMB	USD
Revenues	541,487,420	541,487,420	75,327,948
Cost of revenues	387,719,164	387,719,164	53,936,782
Gross profit	153,768,256	153,768,256	21,391,166
Depreciation and amortization	1,289,020	1,289,020	179,319
Total capital expenditures	28,641	28,641	3,984

Total assets as of:

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Central processing algorithm services	410,520,259	1,267,134,187	176,274,857
Total assets	410,520,259	1,267,134,187	176,274,857

Schedule of disaggregation

	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2024
	RMB	RMB	RMB	USD
Mainland PRC revenues	448,978,186	540,294,309	414,763,523	57,699,003
Hong Kong revenues	-	29,612,277	126,723,897	17,628,945
International revenues	137,081,907	10,109,828	-	-
Total revenues	586,060,092	580,016,414	541,487,420	75,327,948